Asset and Goodwill Impairment Testing - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 CAD ($) USD_per_Pound	Dec. 31, 2021 CAD ($) $ / bbl
Discount rate
Disclosure of impairment loss and reversal of impairment loss [line items]
Change in Assumption	1.00%	1.00%	1.00%
Canada, Dollars
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term foreign exchange rates		1.30	1.28
Carmen de Andacollo CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment loss	$ 215
Reversal of impairment loss, net	$ 150
Fort Hill Cash Generating Unit
Disclosure of impairment loss and reversal of impairment loss [line items]
Post-tax real discount rates - Steelmaking Coal group of CGUs	8.00%		8.00%
Recoverable amount	$ 2,100		$ 2,100
Fort Hill Cash Generating Unit | Canada, Dollars
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term foreign exchange rates			1.00
Trail
Disclosure of impairment loss and reversal of impairment loss [line items]
Post-tax real discount rates - Steelmaking Coal group of CGUs		5.50%
Key assumptions on which management has based determination of fair value less costs of disposal, operating plan cash flow coverage period		80 years
Recoverable amount		$ 1,200
Impairment assessment long term assumptions | USD_per_Pound		277
Bottom of range | Steelmaking Coal Cash Generating Unit
Disclosure of impairment loss and reversal of impairment loss [line items]
Useful life		13 years
Top of range | Steelmaking Coal Cash Generating Unit
Disclosure of impairment loss and reversal of impairment loss [line items]
Useful life		42 years
Quebrada Blanca | QB2
Disclosure of impairment loss and reversal of impairment loss [line items]
Useful life		27 years
Quebrada Blanca | Projected expansion
Disclosure of impairment loss and reversal of impairment loss [line items]
Useful life		40 years
Mine Plans | Fort Hill Cash Generating Unit
Disclosure of impairment loss and reversal of impairment loss [line items]
Useful life			37 years
WCS Heavy Oil | Fort Hill Cash Generating Unit
Disclosure of impairment loss and reversal of impairment loss [line items]
Future commodity price used in cash flow projections | $ / bbl			48
Zinc | Trail
Disclosure of impairment loss and reversal of impairment loss [line items]
Future commodity price used in cash flow projections | USD_per_Pound		1.25
Zinc Premiums | Trail
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment assessment long term assumptions | USD_per_Pound		0.11